Income taxes	12 Months Ended
Dec. 31, 2014
Income taxes
Income taxes

12.Income taxes

Cayman Islands and British virgin Islands

The Company is a tax exempt company incorporated in the Cayman Islands. Under the laws of Cayman Islands, the Company is not subject to tax on income or capital gain. The Company’s subsidiary established in the British Virgin Islands is tax exempt under the laws of British Virgin Islands, and accordingly, is not subject to tax on income or capital gain.

People’s Republic of China

Pursuant to PRC Foreign Enterprise Income Tax (“FEIT”) Law, foreign-invested enterprise (“FIEs”) are subject to FEIT at a state tax rate of 30% plus a local tax rate of 3% on PRC taxable income. FIEs are also entitled to be exempted from FEIT for a 2-year period starting from their first profit-making year followed by a 50% reduction of FEIT payable for the subsequent three years (“2+3 holiday”), if they fall into the category of production-oriented enterprises with an operational period of more than 10 years in China.

On March 16, 2007, the National People’s Congress of China enacted a new Corporate Income Tax (“CIT”) Law, under which FIEs and domestic companies would be subject to CIT at a uniform rate of 25%. The new CIT Law has become effective on January 1, 2008. The grandfathering treatments for unutilized tax holiday are provided for certain qualified FIEs. For those FIEs which have already commenced their qualified tax holidays before 2008, they can continue to enjoy the remaining unutilized tax holidays until expiry. For those qualified old FIEs which have not commenced their tax holidays before 2008 due to cumulative losses, their tax holidays will be deemed to commence in 2008 and can be utilized until expiry.

JA Hebei, JA Fengxian, JA Zhabei and JA Yangzhou were established before the effective date of the new CIT Law and subject to FEIT Law before January 1, 2008.

Pursuant to the FEIT, JA Hebei received approval to enjoy a 2-year corporate income tax exemption for 2006 and 2007, as well as a 50% corporate income tax reduction from 2008 to 2010. After the new Corporate Income Tax law became effective on January 1, 2008, JA Hebei was entitled to enjoy grandfathering treatments for the unutilized tax holiday until expiration. The Company believes that the income generated by assets newly acquired by JA Hebei through a capital injection made in 2008 were also subject to the above mentioned grandfathered tax holiday and has been in compliance with the tax filing requirements.

JA Fengxian and JA Yangzhou all had cumulative losses as of December 31, 2008 and their tax holidays were deemed to commence in 2008 and can be utilized until expiry pursuant to the new CIT Law.

JA Zhabei, which is not a production-oriented enterprise, not entitled to the tax holiday.

JA Lianyungang, which was established in 2008, JA Yangzhou R&D and JA Yangzhou PV, which were established in 2009, JA Wafer R&D and JA Jinglong, which were established/acquired in 2010, JA Hefei Renewable Energy, JA Hefei Technology and JA Investment, which were established in 2011, Solar Silicon Valley, which was acquired in 2011, are not entitled to the tax holiday.

In accordance with the new CIT Law, a company is entitled to a preferential income tax of 15% if qualifying as an Advanced and New Technology Enterprise (“ANTE”). The preferential tax rate, once being approved by the relevant government authorities, is subject to renewal every three years. However, a company that enjoys the preferential income tax rate should perform self-assessment to ensure it maintains the required qualification during those three years. In November 2010, JA Hebei was recognized as an ANTE under the CIT Law and is entitled to the preferential income tax of 15% from 2010 to 2012. In March 2014, JA Hebei was again recognized as an ANTE under the new CIT Law and is entitled to the preferential income tax of 15% from 2013 to 2015. In August 2011, JA Yangzhou was recognized by the Chinese government as an ANTE and is entitled to the preferential income tax of 15% from 2011 to 2013. JA Yangzhou has chosen to complete the above mentioned 2+3 holiday for the overlapping period of 2011 and 2012. In August 2014, JA Yangzhou was again recognized as an ANTE under the new CIT Law and is entitled to the preferential income tax of 15% from 2014 to 2016. In November 2011, JA Lianyungang was recognized by the Chinese government as an ANTE and is entitled to the preferential income tax of 15% from 2011 to 2013. In October 2014, JA Lianyungang was again recognized as an ANTE under the new CIT Law and is entitled to the preferential income tax of 15% from 2014 to 2016.JA Fengxian was recognized as an ANTE and is entitled to the preferential income tax of 15% from 2011 to 2013. JA Fengxian has chosen to complete the above mentioned 2+3 holiday for the overlapping period of 2011 and 2012. In September 2014, JA Fengxian was again recognized as an ANTE under the new CIT Law and is entitled to the preferential income tax of 15% from 2014 to 2016. JA Wafer R&D was recognized by the Chinese government as an ANTE and is entitled to the preferential income tax of 15% from 2012 to 2014.

On February 22, 2008, the Ministry of Finance (“MOF”) and the State Administration of Taxation (“SAT”) jointly issued Cai Shui [2008] Circular 1 (“Circular 1”). According to Article 4 of Circular 1, distributions of accumulated profits earned by a FIE prior to January 1, 2008 to foreign investor(s) in 2008 or after will be exempt from withholding tax (“WHT”) while distribution of the profit earned by an FIE after January 1, 2008 to its foreign investor(s) shall be subject to WHT at a rate up to 10% (lower rate is available under the protection of tax treaties). As a result, if any dividends are declared out of the cumulative retained earnings as of December 31, 2007, they should be exempt from WHT. In 2012, JA Hebei declared dividends of RMB 107,804 out of the cumulative retained earnings as of December 31, 2007 to JA BVI, which is exempt for WHT. JA Yangzhou, as requested by the local tax bureau, declared dividends of RMB 210,637 out of the earnings after January 1, 2008 to JA BVI in order to meet the capital injection requirement for JA Yangzhou. Pursuit to Circular 1, the appropriation of dividend for reinvestment purpose is subject to 10% WHT, amounting to RMB 21,064, which was paid and recorded as income tax expenses for the year ended December 31, 2012. Excluding JA Yangzhou’s dividend appropriation requested by the local tax bureau, the Group intends to indefinitely reinvest its earnings to further expand its businesses in mainland China, its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies in the foreseeable future. Undistributed earnings as of December 31, 2013 and 2014 are considered to be indefinitely reinvested, and therefore, no deferred tax liability was recognized. Cumulative undistributed earnings of the Company’s PRC subsidiaries intended to be permanently reinvested totaled RMB 2,478,536 and RMB 3,092,616 and the amount of the unrecognized deferred tax liability on the permanently reinvested earnings was RMB 247,854 and RMB 309,262 as of December 31, 2013 and 2014.

Hong Kong SAR

No income tax provision has been made for JA Hong Kong and JA International in any period, as the entities did not have assessable profits subject to Hong Kong Profit Tax at the rate of 16.5% for the years presented.

United States

JA USA is subject to US federal statutory tax rate of 35% and also subject to the state of California income tax rate of 8.84%. The state income tax paid is deductible for US federal income tax.

European Countries

JA Lux is incorporated in Luxemburg and is subject to a 29.22% corporate tax rate.

JA GmbH is incorporated in Germany and is subject to effective income tax rate of 29.55% which consists of 15% corporate income tax plus a solidarity surcharge of 5.5% on corporate income tax and a trade income tax rate of 13.72%.

Japan

JA Japan is subject to Japanese corporate income tax rate of 35.64%.

Australia

JA Australia is subject to Australia corporate income tax rate of 30%.

The tax benefit/(expense) comprises:

	For the year ended	For the year ended	For the year ended
	December 31, 2012	December 31, 2013	December 31, 2014
Current tax	(101,975)	(13,462)	(189,622)
Deferred tax	1,350	28,489	116,232
	(100,625)	15,027	(73,390)

Components of deferred tax assets consisted of the following:

	As of December 31,	As of December 31,
	2013	2014
	RMB	RMB
Deferred tax assets:
Temporary differences:
Pre-operating expenses	92	—
Amortization of intangible assets	1,232	1,135
Accrued warranty costs	28,510	49,309
Accrued expenses	23,746	25,438
Net loss carried forward	395,477	229,859
Depreciation of property, plant and equipment	86,997	103,758
Inventory write-down and idle capacity charges	13,322	9,813
Allowance for doubtful accounts	69,199	66,991
Allowance for advance to suppliers	10,397	18,665
Impairment loss on property, plant and equipment	156,483	103,195
Loss for equity investment in a joint venture	4,967	—
Accrued interest	13,209	27,279
Government grant for the acquisition of land use rights and property, plant and equipment	8,379	44,057
Timing difference for revenue recognition of retainage contract	21,726	32,746
Others	4,047	18,704
Deferred tax assets	837,783	730,949
Deferred tax liabilities:
Temporary differences:
Capitalized interest	(31,983)	(35,333)
Deferred tax liabilities	(31,983)	(35,333)
Less: valuation allowance	(683,341)	(456,925)
Deferred tax assets-net	122,459	238,691

Deferred tax assets are analyzed as:

	As of December 31,	As of December 31,
	2013	2014
	RMB	RMB
Current	64,409	90,169
Non-Current	90,033	183,855
	154,442	274,024
Deferred tax liability are analyzed as:
Current	—	—
Non-Current	(31,983)	(35,333)
	(31,983)	(35,333)
	122,459	238,691

The following table presents the movement of the valuation allowance for deferred tax assets:

	As of December 31,	As of December 31,	As of December 31,
	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of the year	202,235	576,541	683,341
Business combination	—	63,873	—
Allowance made during the year	374,306	158,904	40,619
Reversals and utilization	—	(115,977)	(267,035)
Balance at end of the year	576,541	683,341	456,925

The Group has made some portion of valuation allowance against its net deferred tax assets. The Group evaluates a variety of factors in determining the amount of the valuation allowance, including its earnings history, the tax holiday period, the existence of taxable temporary differences, and near-term earnings expectations. Future reversal of the valuation allowance will be recognized upon the earlier of when the benefit is realized or when it has been determined that it is more likely than not that the benefit will be realized through future earnings. Certain valuation allowance was reversed and utilized in 2013 and 2014 when certain subsidiaries generated sufficient taxable income to utilize the deferred tax assets in the current year. Furthermore, a portion of valuation allowance was reversed in 2013 and 2014 due to the expected utilization of deferred tax assets in the future.

Reconciliation between the provision for income tax computed by applying the statutory CIT and the Group’s effective tax rate:

	For the year ended	For the year ended	For the year ended
	December 31, 2012	December 31, 2013	December 31, 2014
PRC enterprise income tax	(25)%	(25)%	25%
Effect of permanent differences:
Share based compensation and other permanent difference	5.62%	4.03%	4.50%
Effect of tax holiday and tax differential of certain subsidiaries (1)	(2.10)%	8.17%	(8.43)%
Effect of tax rate change (2)	(2.69)%	(0.32)%	24.30%
Additional tax for previously approved tax holiday	5.29%	—%	—%
Withholding tax for dividend distribution	1.35%	—%	—%
Intra-group investment disposal income subject to tax	—	—	12.28%
Valuation allowance	23.97%	9.72%	(43.54)%
	6.44%	(3.40)%	14.11%

(1)

Effect of tax holiday and tax differential of certain subsidiaries increased from 8.17% to 8.43%, mainly due to fair value gain generated in 2014 by JA Cayman related to warrants, which are not subject to tax on income or capital gain.

(2)

Change of tax rate increased from (0.32%) in 2013 to 24.30% in 2014 is due to the different enacted tax rate used in the calculation of deferred tax assets in 2014 for one subsidiary to reflect the decrease of tax rate, which resulted in the reduction of previously disclosed deferred tax asset benefit (gross amount). Deferred tax assets for this subsidiary have been fully provided for valuation allowance in both 2014 and 2013. The corresponding reversal of valuation allowance has been included in the line of valuation allowance.

Aggregate amount and per share effect of the tax holiday are as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2012	December 31, 2013	December 31, 2014
The aggregate dollar effect	—	10,540	43,405
Per share effect-basic	—	0.05	0.18
Per share effect-diluted	—	0.05	0.18